Related Parties - Schedule of Transactions with Other Related Parties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inversiones ASPI S.A. (ASPI) [Member]
Parent
Fees for management and administrative services	S/ 88	S/ 88	S/ 100
Income from office lease	16	16	16
Compañía Minera Ares S.A.C. [Member]
Other related parties
Income from land lease, note 24	1,224	1,150	1,200
Income from office lease	357	259	244
Fosfatos del Pacífico S.A. (Fospac) [Member]
Other related parties
Income from office lease	16	16	16
Fees for management and administrative services	144	143	46
Fossal S.A.A.(Fossal) [Member]
Other related parties
Income from office lease	16	16	16
Fees for management and administrative services	44	44	52
Asociación Sumac Tarpuy [Member]
Other related parties
Income from office lease	16	16	16
Security Services Provided By Compañía Minera Ares S.A.C. [Member]
Other related parties
Security services provided by Compañía Minera Ares S.A.C.	S/ (2,570)	S/ (1,940)	S/ (2,110)